Loss per Common Share (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss per Common Share [Abstract]
Antidilutive securities excluded from computation of earnings per share	368,687	732,769	617,843